LEASE OBLIGATIONS - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
Beginning of year	$ 2,908	$ 3,173
Acquisition of Contact Gold Corp. (note 12)	27
Additions	1,590	484
Interest expense (note 7)	160	156
Lease payments	(1,511)	(1,125)
Derecognition	(586)
Due to changes in exchange rates	(409)	220
End of year	2,179	2,908
Current (note 14)	833	915
Non-current	1,346	1,993
Lease liabilities	$ 2,179	$ 2,908